Horizon Equity Premium Income Fund
Schedule of Investments
August 31, 2025 (Unaudited)

COMMON STOCKS - 100.1%		Shares	Value
Aerospace & Defense - 2.1%
General Dynamics Corp.		982	$318,728
General Electric Co.		2,431	669,011
L3Harris Technologies, Inc.		698	193,779
Lockheed Martin Corp.		1,056	481,145
Northrop Grumman Corp.		511	301,511
RTX Corp.		5,654	896,724
			2,860,898

Air Freight & Logistics - 0.4%
FedEx Corp.		845	195,254
United Parcel Service, Inc. - Class B		4,414	385,960
			581,214

Automobiles - 1.2%
Ford Motor Co.		28,870	339,800
General Motors Co.		5,210	305,254
Tesla, Inc. (a)		3,033	1,012,627
			1,657,681

Banks - 6.0%
Bank of America Corp.		31,516	1,599,122
Citigroup, Inc.		8,826	852,327
JPMorgan Chase & Co. (b)		11,450	3,451,259
PNC Financial Services Group, Inc.		1,815	376,504
Truist Financial Corp.		6,305	295,200
US Bancorp		7,475	365,004
Wells Fargo & Co.		14,840	1,219,551
			8,158,967

Beverages - 1.6%
Coca-Cola Co.		17,213	1,187,525
Constellation Brands, Inc. - Class A		463	74,978
Keurig Dr Pepper, Inc.		3,618	105,248
PepsiCo, Inc.		5,494	816,683
			2,184,434

Biotechnology - 2.6%
AbbVie, Inc.		9,011	1,895,914
Amgen, Inc.		2,371	682,161
Gilead Sciences, Inc.		6,460	729,786
Regeneron Pharmaceuticals, Inc.		116	67,361
Vertex Pharmaceuticals, Inc. (a)		312	121,998
			3,497,220

Broadline Retail - 2.8%
Amazon.com, Inc. (a)(b)		16,788	3,844,452

Building Products - 0.5%
Carrier Global Corp.		2,457	160,196
Johnson Controls International PLC		2,492	266,370
Trane Technologies PLC		578	240,217
			666,783

Capital Markets - 4.1%
Ameriprise Financial, Inc.		260	133,850
Bank of New York Mellon Corp.		2,530	267,168
Blackrock, Inc.		585	659,377
Blackstone, Inc.		2,690	461,066
Charles Schwab Corp.		5,157	494,247
CME Group, Inc.		1,796	478,652
Goldman Sachs Group, Inc.		1,269	945,722
Intercontinental Exchange, Inc.		1,430	252,538
KKR & Co., Inc.		1,340	186,917
Moody's Corp.		317	161,594
Morgan Stanley		7,571	1,139,284
S&P Global, Inc.		611	335,097
			5,515,512

Chemicals - 1.2%
Air Products & Chemicals, Inc.		947	278,522
DuPont de Nemours, Inc.		1,452	111,688
Ecolab, Inc.		715	198,083
Linde PLC		1,442	689,694
LyondellBasell Industries NV - Class A		1,720	96,922
PPG Industries, Inc.		890	98,995
Sherwin-Williams Co.		584	213,645
			1,687,549

Commercial Services & Supplies - 0.5%
Cintas Corp.		852	178,946
Republic Services, Inc.		816	190,919
Waste Management, Inc.		1,198	271,215
			641,080

Communications Equipment - 2.1%
Arista Networks, Inc. (a)		4,365	596,041
Cisco Systems, Inc.		24,786	1,712,464
Motorola Solutions, Inc.		1,017	480,492
			2,788,997

Consumer Finance - 0.6%
American Express Co.		1,894	627,444
Capital One Financial Corp.		985	223,812
			851,256

Consumer Staples Distribution & Retail - 2.2%
Costco Wholesale Corp.		623	587,688
Kroger Co.		2,243	152,165
Sysco Corp.		1,625	130,764
Target Corp.		847	81,295
Walmart, Inc. (b)		21,081	2,044,436
			2,996,348

Diversified Telecommunication Services - 1.0%
Verizon Communications, Inc.		30,105	1,331,544

Electric Utilities - 1.9%
American Electric Power Co., Inc.		2,607	289,429
Constellation Energy Corp.		596	183,556
Duke Energy Corp.		3,814	467,177
Edison International		1,754	98,452
Exelon Corp.		5,060	221,021
NextEra Energy, Inc.		9,469	682,241
Southern Co.		5,329	491,867
Xcel Energy, Inc.		2,648	191,689
			2,625,432

Electrical Equipment - 0.5%
Eaton Corp. PLC		1,106	386,149
Emerson Electric Co.		1,926	254,232
			640,381

Electronic Equipment, Instruments & Components - 1.3%
Amphenol Corp. - Class A		5,679	618,216
Corning, Inc.		8,471	567,811
TE Connectivity PLC		2,469	509,849
			1,695,876

Energy Equipment & Services - 0.1%
Schlumberger, Ltd.		2,469	90,958

Entertainment - 1.4%
Netflix, Inc. (a)		991	1,197,376
Walt Disney Co.		6,198	733,719
			1,931,095

Financial Services - 3.2%
Berkshire Hathaway, Inc. - Class B (a)		3,266	1,642,733
MasterCard, Inc. - Class A		1,729	1,029,256
Visa, Inc. - Class A		4,543	1,598,137
			4,270,126

Food Products - 0.5%
Archer-Daniels-Midland Co.		1,846	115,634
General Mills, Inc.		1,868	92,148
Hershey Co.		624	114,660
Kraft Heinz Co.		3,640	101,811
Mondelez International, Inc. - Class A		3,093	190,034
			614,287

Ground Transportation - 0.8%
CSX Corp.		5,815	189,046
Uber Technologies, Inc. (a)		3,295	308,906
Union Pacific Corp.		2,406	537,909
			1,035,861

Health Care Equipment & Supplies - 1.3%
Abbott Laboratories		1,480	196,337
Becton Dickinson & Co.		924	178,314
Boston Scientific Corp. (a)		1,946	205,303
Intuitive Surgical, Inc. (a)		530	250,846
Medtronic PLC		6,364	590,643
Stryker Corp.		981	383,973
			1,805,416

Health Care Providers & Services - 1.8%
Cigna Group		983	295,755
CVS Health Corp.		6,613	483,741
Elevance Health, Inc.		679	216,363
HCA Healthcare, Inc.		585	236,317
Humana, Inc.		304	92,313
McKesson Corp.		222	152,434
UnitedHealth Group, Inc.		3,074	952,540
			2,429,463

Hotels, Restaurants & Leisure - 2.6%
Airbnb, Inc. - Class A (a)		1,678	219,029
Booking Holdings, Inc.		106	593,499
Las Vegas Sands Corp.		5,255	302,846
Marriott International, Inc. - Class A		1,244	333,218
McDonald's Corp.		3,666	1,149,438
Starbucks Corp.		6,869	605,777
Yum! Brands, Inc.		1,903	279,684
			3,483,491

Household Durables - 0.6%
DR Horton, Inc.		1,455	246,594
Garmin, Ltd.		1,311	317,026
Lennar Corp., - Class A		1,466	195,183
			758,803

Household Products - 1.2%
Colgate-Palmolive Co.		1,199	100,800
Kimberly-Clark Corp.		826	106,670
Procter & Gamble Co.		8,899	1,397,499
			1,604,969

Industrial Conglomerates - 0.7%
3M Co.		2,355	366,273
Honeywell International, Inc.		2,465	541,068
			907,341

Insurance - 1.6%
Aflac, Inc.		1,758	187,860
Allstate Corp.		781	158,894
American International Group, Inc.		1,968	160,038
Aon PLC - Class A		391	143,497
Arthur J Gallagher & Co.		427	129,274
Chubb Ltd.		1,127	310,004
Marsh & McLennan Cos., Inc.		1,341	275,991
MetLife, Inc.		2,694	219,184
Progressive Corp.		760	187,766
Prudential Financial, Inc.		1,511	165,696
Travelers Cos., Inc.		607	164,807
			2,103,011

Interactive Media & Services - 6.5%
Alphabet, Inc. - Class A (b)		23,542	5,012,327
Meta Platforms, Inc. - Class A (b)		5,058	3,736,345
			8,748,672

IT Services - 1.6%
Accenture PLC - Class A		2,758	716,997
International Business Machines Corp.		5,859	1,426,608
			2,143,605

Life Sciences Tools & Services - 0.3%
Danaher Corp.		573	117,935
Thermo Fisher Scientific, Inc.		642	316,326
			434,261

Machinery - 1.5%
Caterpillar, Inc.		1,534	642,807
Deere & Co.		893	427,425
Illinois Tool Works, Inc.		1,141	301,966
Otis Worldwide Corp.		1,284	110,912
PACCAR, Inc.		2,705	270,446
Parker-Hannifin Corp.		345	261,976
			2,015,532

Media - 0.6%
Comcast Corp. - Class A		24,807	842,694

Metals & Mining - 0.4%
Freeport-McMoRan, Inc.		3,953	175,513
Newmont Goldcorp Corp.		4,189	311,662
Nucor Corp.		706	105,003
			592,178

Multi-Utilities - 0.7%
Consolidated Edison, Inc.		1,548	152,060
Dominion Energy, Inc.		4,367	261,583
Public Service Enterprise Group, Inc.		2,187	180,056
Sempra		2,764	228,196
WEC Energy Group, Inc.		1,472	156,783
			978,678

Oil, Gas & Consumable Fuels - 3.3%
Chevron Corp.		7,404	1,189,082
ConocoPhillips		2,691	266,328
EOG Resources, Inc.		894	111,589
Exxon Mobil Corp.		18,885	2,158,367
Marathon Petroleum Corp.		697	125,258
Occidental Petroleum Corp.		1,900	90,459
ONEOK, Inc.		1,371	104,717
Phillips 66		840	112,207
Valero Energy Corp.		794	120,696
Williams Cos., Inc.		2,735	158,302
			4,437,005

Pharmaceuticals - 3.8%
Bristol-Myers Squibb Co.		11,430	539,267
Eli Lilly & Co. (b)		1,741	1,275,422
Johnson & Johnson		11,838	2,097,339
Merck & Co., Inc.		10,685	898,822
Pfizer, Inc.		4,066	100,674
Zoetis, Inc.		1,180	184,552
			5,096,076

Professional Services - 0.5%
Automatic Data Processing, Inc.		1,614	490,736
Paychex, Inc.		1,661	231,635
			722,371

Real Estate - 0.0%(c)
Millrose Properties, Inc.		739	26,094

Semiconductors & Semiconductor Equipment - 12.2%
Advanced Micro Devices, Inc. (a)		2,650	430,969
Analog Devices, Inc.		2,565	644,610
Applied Materials, Inc.		2,668	428,908
Broadcom, Inc. (b)		15,541	4,621,738
KLA Corp.		552	481,344
Lam Research Corp.		5,053	506,058
Micron Technology, Inc.		3,597	428,079
NVIDIA Corp. (b)		41,170	7,170,991
QUALCOMM, Inc.		4,891	786,130
Texas Instruments, Inc.		5,071	1,026,776
			16,525,603

Software - 9.9%
Adobe, Inc. (a)		1,059	377,745
Intuit, Inc.		862	574,954
Microsoft Corp.		16,716	8,469,830
Oracle Corp.		9,251	2,091,929
Palo Alto Networks, Inc. (a)		2,057	391,900
Roper Technologies, Inc.		608	319,996
Salesforce, Inc.		2,865	734,156
ServiceNow, Inc. (a)		545	500,016
			13,460,526

Specialty Retail - 2.5%
Home Depot, Inc.		4,574	1,860,566
Lowe's Cos., Inc.		2,521	650,569
Ross Stores, Inc.		1,651	242,961
TJX Cos., Inc.		4,541	620,346
			3,374,442

Technology Hardware, Storage & Peripherals - 5.3%
Apple, Inc. (b)		28,158	6,536,598
Hewlett Packard Enterprise Co.		16,546	373,443
HP, Inc.		10,523	300,327
			7,210,368

Textiles, Apparel & Luxury Goods - 0.4%
Nike, Inc. - Class B		7,483	578,960

Tobacco - 1.1%
Altria Group, Inc.		5,676	381,484
Philip Morris International, Inc.		6,803	1,136,985
			1,518,469

Trading Companies & Distributors - 0.1%
United Rentals, Inc.		165	157,796

Wireless Telecommunication Services - 1.0%
T-Mobile US, Inc.		5,218	1,314,884
TOTAL COMMON STOCKS (Cost $96,433,499)			135,438,659

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.0%(c)		Shares	Value
First American Government Obligations Fund - Class X, 4.22%(d)		941	941
TOTAL MONEY MARKET FUNDS (Cost $941)			941

TOTAL INVESTMENTS - 100.1% (Cost $96,434,440)			135,439,600
Liabilities in Excess of Other Assets - (0.1)%			(86,723)
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$135,352,877
two			–%
Percentages are stated as a percent of net assets.			–%

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of August 31, 2025 is $32,902,198, which is 24.31% of the total net assets.

(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized yield as of August 31, 2025.

Horizon Equity Premium Income Fund
Schedule of Written Options
August 31, 2025 (Unaudited)

WRITTEN OPTIONS - (0.0)%	Notional Amount	Contracts	Value
Call Options - (0.0)% (a)
S&P 500 Index, Expiration: 09/04/2025; Exercise Price: $6,560.00 (b)(c)	$(90,443,640)	(140)	$(11,200)
TOTAL WRITTEN OPTIONS (Premiums received $97,141)			$(11,200)

Percentages are stated as a percent of net assets.

(a)	Represents less than 0.05% of net assets.
(b)	Exchange-traded.
(c)	100 shares per contract.

Summary of Fair Value Disclosure as of August 31, 2025 (Unaudited)

Horizon Equity Premium Income Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$135,438,659	$–	$–	$135,438,659
Money Market Funds	941	–	–	941
Total Investments	$135,439,600	$–	$–	$135,439,600

Liabilities:
Investments:
Written Options	$–	$(11,200)	$–	$(11,200)
Total Investments	$–	$(11,200)	$–	$(11,200)

Refer to the Schedule of Investments for further disaggregation of investment categories.